BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2026
BANK LOANS
Schedule of bank loans

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Current
– Short-term bank loans (Note (i))	324,263	485,047

Note:

(i)	As of June 30, 2026, the Group had outstanding one-year short-term loans with total principal amount and accrued interest of RMB485.0 million, bearing interest rates varying from 2.11% to 2.21% per annum. As of June 30, 2026, certain patents held by the Group were pledged for certain bank loans with total principal amount of RMB130.0 million.